Group Cash Flow Statement - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash flow from operating activities
Cash generated by operations	R 7,378	R 9,741	R 5,031
Dividends received	74	85	0
Interest received	87	171	86
Interest paid	(319)	(234)	(370)
Income and mining taxes paid	(296)	(584)	(24)
Cash generated by operating activities	6,924	9,179	4,723
Cash flow from investing activities
Increase in restricted cash and investments	(128)	(48)	(21)
Amounts refunded from restricted cash and investments	53	34	5
Redemption of preference shares from associates	0	36	59
Acquisition of Mponeng operations and related assets	0	(3,363)	0
ARM BBEE Trust loan repayment	65	264	0
ARM BBEE Trust loan advanced	0	(264)	0
Capital distributions from investments	0	8	7
Proceeds from disposal of property, plant and equipment	24	11	2
Additions to property, plant and equipment	(6,214)	(5,142)	(3,610)
Cash utilised by investing activities	(6,200)	(8,464)	(3,558)
Cash flow from financing activities
Borrowings raised	3,057	0	6,541
Borrowings repaid	(3,601)	(3,491)	(5,661)
Proceeds from the issue of shares	0	0	3,466
Partial repurchase of non-controlling interest	0	(5)	0
Dividend paid	(430)	(684)	(3)
Lease payments	(177)	(119)	(38)
Cash generated/(utilised) from financing activities	(1,151)	(4,299)	4,305
Foreign currency translation adjustments	56	46	(106)
Net increase/(decrease) in cash and cash equivalents	(371)	(3,538)	5,364
Cash and cash equivalents – beginning of year	2,819	6,357	993
Cash and cash equivalents – end of year	R 2,448	R 2,819	R 6,357